Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 18 - Commitments and contingencies

(a)	Operating lease commitments – the Group as lessee

The Group was obligated under non-cancellable operating leases. The lease terms are three years, and renewable at the end of the lease period at the market rate. Rent expense were $4,019,641, $4,133,541, and $5,400,809 for the years ended December 31, 2018, 2017 and 2016 respectively.

The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

Years ended December 31,	Amount
2019	$4,008,358
2020	1,167,009
2021	550,786
$5,726,153

(b)	Service contracts commitments

In August 2018, the Group entered into a finder agreement with EarlyBirdCapital, Inc. to introduce potential special purpose acquisition corporation (“SPAC”) to the Group in connection with consummating a merger. The total fee is $3,000,000 and is expected to be paid in May 2019.

(c)	Contingencies

The Group operates an online marketplace to provide online P2P, PWM services and E-APP in China to match registered investors to potentially qualified borrowers, where the laws and regulations governing the industry are developing and evolving rapidly. Various Chinese authorities are tailoring new laws and regulations that could be applicable to the Group, which may cause an unforeseeable impact on the Group’s existing practice and business model. Hence, the Group is continually monitoring and assessing such impacts as well as making adjustments to meet regulators’ requirements.

Beginning in 2018, PWM services has been slowly winding down as the Group focuses more on E-APP.

Beijing Oriental received a Notice on further strict Implementation of “three reductions” goal from Head Office of Chaoyang District, Beijing City for Special Rectification of Finance and Societal Risk on the date of April 24th, 2019. If Beijing Oriental cannot meet the requirement of “three reductions”, its rectification shall not be accepted and shall not pass administrative inspection. Beijing Oriental had sent its plan to the designated mail according to the requirements. The requirement of "three reductions" may lead to the decrease of Beijing Oriental's net revenue and net income.